Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net, consisted of the following:

	December 31, 2025	December 31, 2024

Electronic equipment	$21,289	$365,871
Vehicles	111,497	110,791
Leasehold improvement	380,615	528,718
Office furniture	549,057	211,54
Subtotal	1,062,458	1,026,534
Less: accumulated depreciation	(889,631)	(740,205)
Property and equipment, net	$172,827	$286,329

Depreciation expense was $130,500, $409,841 and $275,011 for the years ended December 31, 2025, 2024 and 2023, respectively.